Fair value measurements - Summary of Warrants (Detail) - USD ($)			3 Months Ended					12 Months Ended
	Nov. 13, 2019	Nov. 05, 2019	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Private Placement
Class of Warrant or Right [Line Items]
Beginning Balance			$ 12,487,500			$ 5,661,000	$ 7,575,750	$ 7,575,750
Change in valuation inputs or other assumptions			7,242,750				(1,914,750)
Ending Balance			19,730,250	$ 12,487,500			5,661,000	12,487,500	$ 7,575,750
Public Warrants
Class of Warrant or Right [Line Items]
Beginning Balance			23,244,375			10,752,500	14,231,250	14,231,250
Change in valuation inputs or other assumptions			3,478,750				(3,478,750)
Ending Balance			26,723,125	23,244,375			10,752,500	23,244,375	14,231,250
Warrant
Class of Warrant or Right [Line Items]
Beginning Balance			35,731,875	34,042,250	$ 25,427,625	16,413,500	21,807,000	21,807,000	0
Initial measurement		$ 13,037,500							13,037,500
Change in valuation inputs or other assumptions			10,721,500	1,689,625	8,614,625	9,014,125	(5,393,000)	13,924,875	6,999,875
Ending Balance			46,453,375	35,731,875	34,042,250	25,427,625	16,413,500	35,731,875	21,807,000
Warrant | Previously Reported [Member]
Class of Warrant or Right [Line Items]
Change in valuation inputs or other assumptions							(5,393,500)
Warrant | Private Placement
Class of Warrant or Right [Line Items]
Beginning Balance			12,487,500	11,904,750	8,824,500	5,661,000	7,575,750	7,575,750	0
Initial measurement		4,650,000							4,650,000
Change in valuation inputs or other assumptions				582,750	3,080,250	3,163,500	(1,914,750)	4,911,750	2,414,250
Ending Balance				12,487,500	11,904,750	8,824,500	5,661,000	12,487,500	7,575,750
Warrant | Public Warrants
Class of Warrant or Right [Line Items]
Beginning Balance			$ 23,244,375	22,137,500	16,603,125	10,752,500	14,231,250	14,231,250	0
Initial measurement		$ 8,387,500							8,387,500
Change in valuation inputs or other assumptions				1,106,875	5,534,375	5,850,625	(3,478,750)	9,013,125	4,585,625
Ending Balance				$ 23,244,375	$ 22,137,500	$ 16,603,125	$ 10,752,500	$ 23,244,375	14,231,250
Warrant | Over-Allotment Option
Class of Warrant or Right [Line Items]
Initial measurement	$ 1,769,625								1,769,625
Warrant | Over-Allotment Option | Private Placement
Class of Warrant or Right [Line Items]
Initial measurement	511,500								511,500
Warrant | Over-Allotment Option | Public Warrants
Class of Warrant or Right [Line Items]
Initial measurement	$ 1,258,125								$ 1,258,125